Related Parties Related Party Debt - Ewon Loans (Details) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 10, 2023	Dec. 12, 2022	Mar. 31, 2023	Feb. 28, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 19, 2023
Related Parties Related Party Debt
Amount borrowed					$ 1,442,500		$ 1,442,500		$ 19,973,000
Repayment of debt							1,300,000
Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed									19,973,000	$ 16,050,000
Repayment of debt										3,856,000
Related party
Related Parties Related Party Debt
Amount borrowed					1,442,500		1,442,500		19,973,000
Related party | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed									19,973,000	16,050,000
Related party | Ewon Loan
Related Parties Related Party Debt
Amount borrowed									2,000,000
Interest expense relating to loan					$ 0	$ 11,244	$ 14,667	$ 33,489
Related party | Ewon Loan | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed									3,200,000	3,200,000
Interest expense relating to loan									100,000	100,000
Related party | Ewon December 2022 Loan
Related Parties Related Party Debt
Amount borrowed		$ 5,000,000
Interest rate		2.00%
Repayment of debt			$ 2,000,000	$ 1,000,000
Related party | Ewon December 2022 Loan | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed		$ 5,000,000							2,000,000	2,000,000
Interest rate		2.00%
Preferred membership interest		$ 5,000,000
Repayment of debt			$ 2,000,000	$ 1,000,000
Related party | Ewon September 2023 Loan
Related Parties Related Party Debt
Amount borrowed	$ 200,000								200,000
Interest rate	2.00%
Related party | Ewon September 2023 Loan | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed	$ 200,000								200,000	200,000
Interest rate	2.00%
Preferred membership interest	$ 200,000
Related party | Ewon December 2023 Loan
Related Parties Related Party Debt
Amount borrowed									1,000,000		$ 1,000,000
Related party | Ewon December 2023 Loan | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed									$ 1,000,000	$ 1,000,000	$ 1,000,000